Leases	12 Months Ended
Jun. 30, 2022
22. Leases

22. Leases

The Group as lessee

In the ordinary course of business, the Group leases property or spaces for administrative or commercial use. The agreements entered into include several clauses, including but not limited, to fixed, variable or adjustable payments. Some leases were agreed upon with related parties (Note 30).

The future minimum payments that the Group must pay under leases are as follows:

	June 30, 2022	June 30, 2021	June 30, 2020
No later than one year	-	-	5,685
Later than one year and not later than five years	-	-	12,971
Later than five years	-	-	5,907
	-	-	24,563

The Group as lessor

Leases:

In the Shopping Malls segment and Offices segment, the Group enters into operating lease agreements typical in the business. Given the diversity of properties and lessees, and the various economic and regulatory jurisdictions where the Group operates, the agreements may adopt different forms, such as fixed, variable, adjustable leases, etc. For example, operating lease agreements with lessees of Shopping Malls generally include escalation clauses and contingent payments. Income from leases are recorded in the Statement of Income and Other Comprehensive Income under rental and service income in all of the filed fiscal years.

Rental properties are considered to be investment property. Book value is included in Note 9. The future minimum proceeds under non-cancellable operating leases from Group’s shopping malls, offices and other buildings are as follows:

	June 30, 2022	June 30, 2021	June 30, 2020
No later than one year	2,709	6,597	1,796
Later than one year and not later than five years	7,066	13,215	50,938
Later than five years	1,274	3,716	23,899
	11,049	23,528	76,633

Revenues from contingent rent for the fiscal years ended June 30, 2022, 2021 and 2020 were as follows:

	June 30, 2022	June 30, 2021	June 30, 2020
Contingent rent	8,296	2,360	3,604